Shareholder Report			6 Months Ended
		Jan. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			M Fund, Inc.
Entity Central Index Key			0000948258
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2025
C000016960
Shareholder Report [Line Items]
Fund Name			M Capital Appreciation Fund
Trading Symbol			MFCPX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[1]		1.01%
AssetsNet			$ 224,408,483
Holdings Count | Holding			143
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$224,408,483
# of Portfolio Holdings	143
Portfolio Turnover Rate	18%

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

FTAI Aviation Ltd.	2.7%
Carpenter Technology Corp.	2.7%
ATI, Inc.	2.6%
Jabil, Inc.	1.9%
MRC Global, Inc.	1.8%
Flex Ltd.	1.6%
XPO, Inc.	1.5%
Granite Construction, Inc.	1.5%
Eagle Materials, Inc.	1.4%
Builders FirstSource, Inc.	1.4%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Industrials	33.4%
Information Technology	22.0%
Health Care	15.3%
Financials	9.3%
Materials	6.1%
Consumer Discretionary	5.5%
Energy	2.7%
Communication Services	2.4%
Real Estate	1.4%
Consumer Staples	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878
C000016958
Shareholder Report [Line Items]
Fund Name			M International Equity Fund
Trading Symbol			MBEQX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[2]		0.54%
AssetsNet			$ 275,469,159
Holdings Count | Holding			1,846
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,469,159
# of Portfolio Holdings	1,846
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.0%
Japan	14.3%
United Kingdom	8.2%
Canada	7.7%
Switzerland	5.7%
Germany	5.5%
France	5.5%
Australia	4.1%
Italy	2.4%
Netherlands	2.3%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Largest Holdings [Text Block]

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	31.9%
Banks	7.9%
Oil, Gas and Consumable Fuels	4.5%
Insurance	3.7%
Pharmaceuticals	3.6%
Metals and Mining	3.3%
Machinery	2.7%
Chemicals	2.2%
Capital Markets	1.9%
Semiconductors and Semiconductor Equipment	1.6%

Footnote	Description
Footnote*	Other Investment Companies is the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878
C000016961
Shareholder Report [Line Items]
Fund Name			M Large Cap Growth Fund
Trading Symbol			MTCGX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[3]		0.70%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 294,772,977
Holdings Count | Holding			100
InvestmentCompanyPortfolioTurnover			84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,772,977
# of Portfolio Holdings	100
Portfolio Turnover Rate	84%

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

Microsoft Corp.	10.6%
NVIDIA Corp.	8.9%
Apple, Inc.	7.3%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	3.9%
Costco Wholesale Corp.	2.3%
Ameriprise Financial, Inc.	2.2%
Spotify Technology SA	2.1%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Information Technology	48.3%
Communication Services	14.1%
Consumer Discretionary	13.4%
Health Care	7.5%
Financials	5.9%
Industrials	4.3%
Consumer Staples	3.8%
Materials	1.1%
Utilities	0.2%
Energy	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the above changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.

Effective May 1, 2025, Federated MDTA LLC replaced DSM Capital Partners LLC as the Sub-Adviser for the Fund. In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.

Material Fund Change Expenses [Text Block]			In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.
Material Fund Change Adviser [Text Block]			Effective May 1, 2025, Federated MDTA LLC replaced DSM Capital Partners LLC as the Sub-Adviser for the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the above changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.
Updated Prospectus Phone Number			1-888-736-2878
C000016959
Shareholder Report [Line Items]
Fund Name			M Large Cap Value Fund
Trading Symbol			MBOVX
Annual or Semi-Annual Statement [Text Block]			This Semi-Annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 31
Expense Ratio, Percent	[4]		0.61%
AssetsNet			$ 159,680,657
Holdings Count | Holding			224
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,680,657
# of Portfolio Holdings	224
Portfolio Turnover Rate	36%

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

JPMorgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.5%
Walt Disney Co.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.0%
Caterpillar, Inc.	2.0%
Verizon Communications, Inc.	2.0%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Financials	33.3%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Staples	6.0%
Consumer Discretionary	6.0%
Information Technology	6.0%
Energy	5.3%
Materials	3.7%
Utilities	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.